TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Disclosure Of Detailed Information About Temporary Difference, Unused Tax Losses And Unused Tax Credits	Composition:

	At December 31,
	2022	2021
	(In thousands of US$)
Deferred tax assets:
Lease liabilities	83,814	55,858
Carryforward tax losses	23,689	18,359
Stock-based compensation	113	593
Property, equipment and furniture, net	178	402
Employees and related accruals	86	263
Accrued expenses	2,782	6,536
Research and development	197	311
Tax credits carried forwards	—	23
	110,859	82,345
Deferred tax liabilities:
Right of use asset	(112,661)	(83,534)

Right of use impairment	3,164	1,315
Property, plant and equipment, net	(1,652)	(174)
Other	(38)	(325)
	(111,188)	(82,718)
Deferred tax assets (liabilities), net	(329)	(373)

Disclosure Of Major Components Of Tax Expense Income Explanatory	Taxes on income included in profit or loss:

	Year ended December 31,
	2022	2021	2020
	(In thousands of US$)
Current taxes	4,442	2,844	2,265
Income tax expense	4,442	2,844	2,265

Disclosure Of Reconciliation Of Income Tax Expense Taxed By Applicable Tax Rates And Taxes On Income Recorded In Profit Or Loss
The reconciliation between the tax expense, assuming that all the income, expenses, gains and losses in profit or loss were taxed at the UK statutory tax rate and the taxes on income recorded in profit or loss is as follows:

	Year ended December 31,
	2022	2021	2020
	(In thousands of US$)
Loss before income taxes	(193,640)	(182,879)	(137,038)
UK Statutory tax rate	19%	19%	19%
Tax benefit computed at the UK statutory tax rate	(36,792)	(34,747)	(26,037)
Increase (decrease) in taxes on income resulting from the following:
Subsidiaries taxed at a different tax rate	(8,730)	(6,720)	(8,606)
Deferred taxes not recognized	29,257	37,582	34,867
SPAC Share Listing Expense	14,160	—	—
Uncertain tax positions	2,639	2,261	1,545
Permanent differences	3,760	4,543	382
Other	148	(75)	114
Income tax expense	4,442	2,844	2,265